EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 16.1%
Argentina: 1.2%
YPF SA 144A 9.00%, 02/12/26 (s)	USD	67	$64,984
YPF SA Reg S
8.50%, 07/28/25	USD	298	262,021
9.00%, 02/12/26 (s)	USD	108	104,809
			431,814
Bahrain: 0.6%
Oil and Gas Holding Co. BSCC Reg S 7.50%, 10/25/27	USD	226	231,629
China: 0.3%
Asian Infrastructure Investment Bank Reg S 2.75%, 03/12/24	PHP	6,200	110,945
Colombia: 0.6%
Ecopetrol SA 8.88%, 01/13/33	USD	195	197,340
India: 0.8%
Adani Renewable Energy RJ Ltd./ Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	USD	82	57,725
JSW Hydro Energy Ltd. Reg S 4.12%, 05/18/31	USD	289	239,653
			297,378
Indonesia: 0.8%
Star Energy Geothermal Darajat Ltd. Reg S 4.85%, 10/14/38	USD	135	115,119
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	183	179,902
			295,021
Luxembourg: 0.7%
MC Brazil Downstream Trading SARL Reg S 7.25%, 06/30/31	USD	328	256,761
Mauritius: 0.7%
India Clean Energy Holdings 144A 4.50%, 04/18/27	USD	68	54,490
India Clean Energy Holdings Reg S 4.50%, 04/18/27	USD	248	198,730
			253,220
Mexico: 4.4%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	380	7
Petroleos Mexicanos
6.49%, 01/23/27 †	USD	888	806,746
6.62%, 06/15/35 †	USD	407	297,174
6.88%, 08/04/26	USD	70	66,526
7.69%, 01/23/50 †	USD	504	356,023
Petroleos Mexicanos 144A
		Par (000’s)		Value
Mexico (continued)
10.00%, 02/07/33 †	USD	50		$47,891
				1,574,367
Qatar: 1.5%
Nakilat, Inc. Reg S 6.07%, 12/31/33	USD	278		292,315
Qatar Energy 144A 2.25%, 07/12/31	USD	292		248,479
				540,794
Singapore: 1.1%
Medco Laurel Tree Pte Ltd. Reg S 6.95%, 11/12/28	USD	275		243,337
SingTel Group Treasury Pte Ltd. Reg S
1.88%, 06/10/30	USD	77		64,606
2.38%, 08/28/29	USD	90		79,813
				387,756
South Africa: 2.1%
Eskom Holdings SOC Ltd. 144A 8.45%, 08/10/28	USD	756		735,903
United States: 1.1%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	261		224,841
International Finance Corp. 16.00%, 12/05/25	UZS	2,000,000		175,684
				400,525
Uzbekistan: 0.2%
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	83		71,368
Total Corporate Bonds (Cost: $6,041,535)				5,784,821

GOVERNMENT OBLIGATIONS: 78.1%
Angola: 1.2%
Angolan Government International Bond 144A
8.25%, 05/09/28	USD	110		97,586
9.50%, 11/12/25	USD	350		348,096
				445,682
Argentina: 1.1%
Argentine Republic Government International Bond 0.50%, 07/09/30 (s)	USD	736		215,086
Provincia de Buenos Aires Reg S
4.50%, 09/01/37 (s)	USD	0	(a)	130
5.25%, 09/01/37 (s)	USD	525		186,015
				401,231
Brazil: 4.6%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/25	BRL	1,712		335,922
10.00%, 01/01/29	BRL	5,838		1,066,994

1

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)		Value
Brazil (continued)
10.00%, 01/01/33	BRL	1,500	$259,647
			1,662,563
Chile: 4.5%
Bonos de la Tesoreria de la Republica de Chile
2.50%, 03/01/25	CLP	400,000	469,423
4.50%, 03/01/26	CLP	375,000	453,011
Bonos de la Tesoreria de la Republica de Chile 144A Reg S 5.00%, 10/01/28	CLP	560,000	707,827
			1,630,261
Colombia: 1.2%
Republic of Colombia Government Bond 4.50%, 03/15/29	USD	471	416,137
Costa Rica: 0.4%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	158	157,506
Czech Republic: 2.6%
Czech Republic Government Bond 2.00%, 10/13/33	CZK	10,190	370,708
Czech Republic Government Bond Reg S 1.00%, 06/26/26	CZK	13,670	558,805
			929,513
Democratic Republic of the Congo: 2.0%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	835	705,370
Dominican Republic: 1.1%
Dominican Republic International Bond Reg S 9.75%, 06/05/26	DOP	21,100	377,680
Gabon: 0.2%
Gabon Government International Bond 144A 6.95%, 06/16/25	USD	66	61,492
Guatemala: 0.3%
Guatemala Government Bond 144A 5.25%, 08/10/29	USD	25	24,500
Guatemala Government Bond Reg S 5.25%, 08/10/29	USD	90	88,036
			112,536
Hungary: 0.8%
Hungary Government Bond 2.50%, 10/24/24 †	HUF	113,180	279,248
Indonesia: 7.7%
Indonesia Treasury Bond
5.50%, 04/15/26	IDR	6,620,000	430,855
6.38%, 04/15/32	IDR	6,600,000	431,305
7.00%, 09/15/30	IDR	6,801,000	464,044
		Par (000’s)	Value
Indonesia (continued)
7.12%, 06/15/38	IDR	14,574,000	$987,469
7.12%, 06/15/43	IDR	6,600,000	446,381
			2,760,054
Israel: 1.6%
Israel Government Bond - Fixed
1.30%, 04/30/32	ILS	1,126	258,791
3.75%, 03/31/24	ILS	1,153	319,038
			577,829
Ivory Coast: 0.2%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	94	87,745
Jamaica: 0.3%
Jamaica Government International Bond 7.62%, 07/09/25	USD	117	119,607
Jordan: 0.4%
Jordan Government International Bond 144A 4.95%, 07/07/25	USD	149	142,928
Kuwait: 0.5%
Kuwait International Government Bond 144A 3.50%, 03/20/27	USD	185	181,546
Malaysia: 6.9%
Malaysia Government Bond
3.90%, 11/16/27	MYR	3,650	839,898
4.50%, 04/15/30	MYR	1,700	401,484
4.76%, 04/07/37	MYR	2,611	625,897
4.89%, 06/08/38	MYR	2,574	631,424
			2,498,703
Morocco: 0.3%
Morocco Government International Bond 144A 2.38%, 12/15/27	USD	140	123,575
Mozambique: 1.2%
Mozambique International Bond Reg S 5.00%, 09/15/31 (s)	USD	605	437,324
Oman: 0.7%
Oman Government International Bond 144A 6.25%, 01/25/31	USD	251	256,018
Pakistan: 1.8%
Pakistan Government International Bond 144A 8.88%, 04/08/51	USD	103	35,738
Pakistan Government International Bond Reg S
6.00%, 04/08/26	USD	987	362,723
7.88%, 03/31/36	USD	42	14,742
8.25%, 09/30/25	USD	385	151,652
8.88%, 04/08/51	USD	275	95,418
			660,273

2

	Par (000’s)		Value
Paraguay: 0.4%
Paraguay Government International Bond Reg S 4.95%, 04/28/31	USD	157	$151,687
Peru: 4.2%
Peru Government Bond
5.40%, 08/12/34	PEN	4,788	1,068,735
6.15%, 08/12/32	PEN	1,791	435,359
			1,504,094
Philippines: 2.2%
Philippine Government International Bond 6.25%, 01/14/36	PHP	44,973	804,175
Poland: 1.6%
Poland Government Bond 7.50%, 07/25/28	PLN	1,990	489,702
Republic of Poland Government Bond 1.75%, 04/25/32	PLN	503	82,713
			572,415
Romania: 2.4%
Romania Government Bond
4.85%, 07/25/29	RON	1,980	380,802
5.00%, 02/12/29	RON	1,705	333,483
6.70%, 02/25/32	RON	680	142,403
			856,688
Rwanda: 0.1%
Rwanda International Government Bond 144A 5.50%, 08/09/31	USD	23	16,664
Saudi Arabia: 1.6%
Saudi Government International Bond 144A 4.75%, 01/18/28	USD	580	587,560
South Africa: 4.6%
Republic of South Africa Government Bond
8.75%, 01/31/44	ZAR	5,441	236,968
8.88%, 02/28/35	ZAR	18,720	902,408
9.00%, 01/31/40	ZAR	11,600	530,193
			1,669,569
South Korea: 2.2%
Korea Treasury Bond
3.12%, 09/10/27	KRW	725,000	554,333
3.38%, 06/10/32	KRW	298,000	231,651
			785,984
Sri Lanka: 1.4%
Sri Lanka Government International Bond Reg S 5.75%, 04/18/23	USD	1,021	367,750
Sri Lanka Treasury Bill 0.00%, 06/09/23 ^	LKR	41,000	120,262
			488,012
Thailand: 6.3%
Thailand Government Bond
1.58%, 12/17/35	THB	39,940	1,042,798
1.60%, 12/17/29	THB	16,640	470,003
	Par (000’s)		Value
Thailand (continued)
2.65%, 06/17/28	THB	24,675	$744,702
			2,257,503
Turkey: 3.9%
Turkey Government International Bond
5.75%, 05/11/47	USD	1,548	1,101,596
9.38%, 03/14/29	USD	285	290,717
			1,392,313
United Arab Emirates: 1.5%
Abu Dhabi Government International Bond Reg S 1.88%, 09/15/31	USD	628	530,662
Uruguay: 2.0%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	16,227	371,422
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	14,248	341,538
			712,960
Uzbekistan: 0.1%
Republic of Uzbekistan International Bond 144A 14.00%, 07/19/24	UZS	600,000	51,758
Zambia: 2.0%
Zambia Government Bond
13.00%, 01/25/31	ZMW	21,244	537,009
13.00%, 12/27/31	ZMW	890	21,565
13.00%, 03/23/32	ZMW	7,500	176,052
			734,626
Total Government Obligations (Cost: $27,835,529)			28,141,491

SHORT-TERM INVESTMENT: 0.2% (Cost: $74,852)
United States Treasury Obligations: 0.2%
United States Treasury Bill 0.00%, 04/18/23 ^		75,000	74,852

	Number of Shares
MONEY MARKET FUND: 18.9% (Cost: $6,809,783)
Invesco Treasury Portfolio - Institutional Class		6,809,783	6,809,783

Total Investments Before Collateral for Securities Loaned: 113.3% (Cost: $40,761,699)			40,810,947

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.1%
Money Market Fund: 2.1% (Cost: $744,694)

3

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	744,694	$744,694
Number of Shares	Value
Total Investments: 115.4% (Cost: $41,506,393)	$41,555,641
Liabilities in excess of other assets: (15.4)%	(5,542,087)
NET ASSETS: 100.0%	$36,013,554

Schedule of Open Forward Foreign Currency Contracts - March 31, 2023

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
STATE STREET BANK AND TRUST COMPANY	USD	74,566	CNY	512,179	4/24/2023	$92

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
KRW	Korean Won
LKR	Sri Lanka Rupee
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
(d)	Security in default
†	Security fully or partially on loan. Total market value of securities on loan is $718,387.
(a)	Amount is less than 1,000
^	Zero Coupon Bond

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,916,128, or 10.9% of net assets.
4

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Government Activity	69.4%	$28,327,289
Energy	7.9	3,219,274
Utilities	4.1	1,691,244
Financials	0.7	290,810
Industrials	0.6	256,761
Technology	0.4	144,418
Consumer Cyclicals	0.2	71,368
Money Market Fund	16.7	6,809,783
	100.0%	$40,810,947
5